Pension plan and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	R$ 32,363
Current service cost
Interest on actuarial liability	3,282
Benefits paid in the year	(3,144)
Contributions paid by participants
(Gains)/losses in obligations	(1,609)
Value of obligations on ending balance	30,892
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	8,704
Current service cost
Interest on actuarial liability	895
Benefits paid in the year	(944)
Contributions paid by participants
(Gains)/losses in obligations	(336)
Value of obligations on ending balance	8,319
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	96
Current service cost
Interest on actuarial liability	10
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses in obligations	(30)
Value of obligations on ending balance	67
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	1,080
Current service cost
Interest on actuarial liability	112
Benefits paid in the year	(99)
Contributions paid by participants
(Gains)/losses in obligations	10
Value of obligations on ending balance	1,103
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	10,549
Current service cost
Interest on actuarial liability	1,090
Benefits paid in the year	(653)
Contributions paid by participants
(Gains)/losses in obligations	(1,487)
Value of obligations on ending balance	9,499
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	2,381
Current service cost	112
Interest on actuarial liability	254
Benefits paid in the year	(2)
Contributions paid by participants
(Gains)/losses in obligations	637
Value of obligations on ending balance	R$ 3,382